UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report
October 31, 2024

WESTERN ASSET
HIGH INCOME FUND II INC. (HIX)

Fund objectives
The Fund seeks to maximize current income. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. In addition, the Fund may invest up to 35% of its total assets in debt securities of issuers located in emerging market countries.
What’s inside

II
Western Asset High Income Fund II Inc.

Letter from the president
Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset High Income Fund II Inc. for the six-month reporting period ended October 31, 2024. Please read on for Fund performance information during the Fund’s reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
November 29, 2024
Western Asset High Income Fund II Inc.

III

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Performance review
For the six months ended October 31, 2024, Western Asset High Income Fund II Inc. returned 7.59% based on its net asset value (NAV)i and 8.56% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s benchmark, the Composite Index, comprised of 80% Bloomberg HY (2% constrained) and 20% JPM EMBI Globalii, and unmanaged benchmarks, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Indexiii and the JPMorgan Emerging Markets Bond Index Globaliv, returned 6.85%, 6.86% and 6.76%, respectively, for the same period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During this six-month period, the Fund made distributions to shareholders totaling $0.29 per share. As of October 31, 2024, the Fund estimates that 68% of the distributions were sourced from net investment income and 32% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of October 31, 2024. Past performance is no guarantee of future results.

Performance Snapshot as of October 31, 2024 (unaudited)
Price Per Share	6-Month Total Return**
$4.53 (NAV)	7.59%†
$4.41 (Market Price)	8.56%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
Looking for additional information?
The Fund is traded under the symbol “HIX” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.
Western Asset High Income Fund II Inc.

V

Performance review (cont’d)
“XHGIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset High Income Fund II Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
November 29, 2024
RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. High yield bonds, known as “junk bonds,” involve greater credit and liquidity risks than investment grade bonds. Foreign securities are subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions which could result in significant fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund is also permitted purchases of equity securities. Equity securities generally have greater price volatility than fixed income securities. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks,

VI
Western Asset High Income Fund II Inc.

market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Composite Index is comprised of 80% Bloomberg HY (2% constrained) and 20% JPM EMBI Global. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The JPMorgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.
iii
The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.
iv
The JPMorgan Emerging Markets Bond Index Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.
 Important data provider notices and terms available at www.franklintempletondatasources.com.
Western Asset High Income Fund II Inc.

VII

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Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

25%
20%
15%
10%
5%
0%
As of October 31, 2024
As of April 30, 2024
17.4
19.2
12.5
11.8
10.9
10.8
10.8
9.0
10.5
11.3
10.4
12.3
6.2
5.7
5.0
4.6
4.1
3.9
3.4
2.6
3.0
2.2
2.1
1.1
1.1
1.7
0.8
1.3
0.2
0.0
1.6
2.5
Consumer discretionary
Communication services
Industrials
Sovereign bonds
Energy
Financials
Health care
Collateralized mortgage obligations
Materials
Asset-backed securities
Information technology
Utilities
Consumer staples
Real estate
U.S. government & agency obligations
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of October 31, 2024, and April 30, 2024, and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 100.4%
Communication Services — 16.5%
Diversified Telecommunication Services — 4.6%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	6,740,000	$5,535,432 (a)(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,830,000	863,387 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,840,000	500,706 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	2,500,000	1,872,721 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	520,000	389,939 (a)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	2,220,000	2,507,850 (a)
Optics Bidco SpA, Senior Secured Notes	6.000%	9/30/34	2,485,000	2,434,784 (a)(b)
Optics Bidco SpA, Senior Secured Notes	7.200%	7/18/36	1,176,000	1,215,651 (a)
Optics Bidco SpA, Senior Secured Notes	7.721%	6/4/38	202,000	214,582 (a)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	920,000	949,900 (a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	161,000	156,883
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	394,000	400,129
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	98,000	102,150
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,670,000	1,706,534 (a)
Total Diversified Telecommunication Services				18,850,648
Entertainment — 0.7%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	2,660,000	2,760,693 (a)(b)
Interactive Media & Services — 0.4%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	1,000,000	977,237 (a)
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	780,000	684,066 (a)
Total Interactive Media & Services				1,661,303
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — 5.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	1,500,000	$1,248,906 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,430,000	1,943,621 (a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	7,400,000	4,447,861 (b)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	1,410,000	1,256,474 (a)(b)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	750,000	740,898 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	120,000	115,673 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,520,000	1,012,840
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	890,000	754,013
Sirius XM Radio Inc., Senior Notes	3.875%	9/1/31	1,500,000	1,290,095 (a)(b)
Sunrise HoldCo IV BV, Senior Secured Notes	5.500%	1/15/28	2,500,000	2,475,046 (a)(b)
United Group BV, Senior Secured Notes	5.250%	2/1/30	1,030,000 EUR	1,092,631 (c)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	1,000,000	993,149 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,240,000	1,067,503 (a)(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,500,000 GBP	3,012,075 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,820,000	1,636,802 (a)(b)
Total Media				23,087,587
Wireless Telecommunication Services — 5.1%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	360,000	351,394 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,150,000	1,122,590 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,220,000	1,640,994 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	2,330,000	1,174,290 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	800,000	574,713 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	4,630,000	3,399,045 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	2,500,000	2,257,328 (a)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	$2,361,409 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	6,258,740 (d)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	2,060,000	1,786,010 (a)(b)
Total Wireless Telecommunication Services				20,926,513

Total Communication Services				67,286,744
Consumer Discretionary — 22.0%
Automobile Components — 3.5%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	2,143,000	2,113,391 (a)(b)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	3,921,000	3,912,238 (b)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,170,000	1,059,682 (b)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	840,000	838,981 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,980,000	3,130,323 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	950,000	959,109 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	1,230,000	1,237,989 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	870,000	850,654 (a)
Total Automobile Components				14,102,367
Automobiles — 2.0%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.375%	3/31/29	1,300,000 GBP	1,632,576 (a)
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,500,000	1,255,383 (b)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,500,000	1,591,780 (b)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,110,000	964,907 (b)
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	1,250,000	1,218,750 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,660,000	1,687,904 (a)(b)
Total Automobiles				8,351,300
Broadline Retail — 1.6%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	2,240,000	2,476,928 (a)(b)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	3,700,000	3,223,656 (b)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — continued
Prosus NV, Senior Notes	4.193%	1/19/32	600,000	$545,742 (c)
QVC Inc., Senior Secured Notes	5.450%	8/15/34	392,000	258,103
Total Broadline Retail				6,504,429
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	2,100,000	2,215,166 (a)(b)
Diversified Consumer Services — 1.3%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	880,000	805,001 (a)
IPD 3 BV, Senior Secured Notes	8.000%	6/15/28	190,000 EUR	219,060 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	6.856%	6/15/31	230,000 EUR	251,151 (a)(e)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,500,000	1,499,906 (a)(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000	2,196,490
WW International Inc., Senior Secured Notes	4.500%	4/15/29	770,000	196,350 (a)
Total Diversified Consumer Services				5,167,958
Hotels, Restaurants & Leisure — 11.0%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,460,000 EUR	2,622,013 (a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,500,000 EUR	1,598,789 (c)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	1,000,000	1,025,837 (a)(b)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	50,000	53,707 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	6,990,000 EUR	6,588,750
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,490,000	2,487,801 (a)(b)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	1,300,000	1,142,073 (a)(b)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	840,000	836,958 (a)(f)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,240,000	1,138,377 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	611,000	609,542 (a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,560,000	1,559,269 (a)(b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	760,000	806,228 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	3,000,000	3,020,826 (a)(b)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	1,900,000 GBP	$2,619,498 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	4,720,000	4,714,294 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	2,910,000	2,911,632 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	2,620,000	2,351,094 (b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,000,000	994,312 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,500,000	1,480,477 (a)(b)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,250,000	2,161,586 (a)(b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,300,000	1,208,394 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,170,000	2,108,439 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	750,000	789,551 (a)
Total Hotels, Restaurants & Leisure				44,829,447
Household Durables — 0.3%
Newell Brands Inc., Senior Notes	6.375%	5/15/30	1,260,000	1,268,908 (f)
Specialty Retail — 1.8%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	474,104 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	1,000,000	1,012,645 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	2,480,000	2,256,398 (a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,860,000	1,340,759 (a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	2,110,000	2,138,097 (b)
Total Specialty Retail				7,222,003

Total Consumer Discretionary				89,661,578
Consumer Staples — 0.8%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	2,150,000	2,063,704 (a)
Food Products — 0.3%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	1,098,000	1,091,045 (a)

Total Consumer Staples				3,154,749
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 15.3%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	910,000	$923,010 (a)
Oil, Gas & Consumable Fuels — 15.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	520,000	519,976 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000	232,937 (b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,320,000	1,092,799 (b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,030,000	1,081,654 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	1,490,000	1,472,360 (a)(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,350,000	1,655,677
Ecopetrol SA, Senior Notes	5.875%	11/2/51	4,110,000	2,788,849 (b)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	950,000	949,380 (b)(e)(g)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	751,000	737,954 (e)(g)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,960,000	1,888,220 (a)(b)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	950,000	1,022,369 (a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	460,000	437,643 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	360,000	350,596 (b)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,000,000	940,491 (b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	890,000	931,190 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	1,360,000	1,388,436 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,234,997 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.342%	9/30/29	264,865	260,892 (a)(e)(h)(i)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,157,708 (a)(b)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	1,190,000	$1,195,180 (b)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	980,000	986,608
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,328,505 (b)
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	750,000	793,219 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	970,000	963,671 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,620,000	5,545,632 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,345,197 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,000,000	657,442 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	741,352
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	5,220,000	3,645,389 (b)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	1,270,000	1,298,591 (a)(b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,759,000	1,754,448 (b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	710,000	732,036 (b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,140,000	1,140,644 (a)(e)(g)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	3,390,000	3,702,395 (a)(b)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	220,000	206,853
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,339,627 (b)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	7,627,000	6,660,504 (d)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	869,170 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	3,856,194 (d)
YPF SA, Senior Notes	6.950%	7/21/27	670,000	654,164 (a)
Total Oil, Gas & Consumable Fuels				61,560,949

Total Energy				62,483,959
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 12.2%
Banks — 6.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	3,820,000	$3,464,432 (a)(b)(e)(g)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	1,000,000	1,028,679 (a)(e)(g)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	1,154,158 (e)(g)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	3,000,000	2,799,592 (a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	4,320,000	4,484,743 (a)(d)(e)(g)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000	2,576,860 (a)(b)(e)(g)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,730,000	1,994,792 (b)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,050,000	3,054,870 (a)(b)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	570,000	499,367 (a)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	4,320,000	4,512,927 (d)(e)(g)
Total Banks				25,570,420
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — 1.5%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	2,000,000	$1,790,199 (a)(b)
Credit Suisse AG AT1 Claim	—	—	14,780,000	0 *(h)(i)(j)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	1,540,000	1,621,576 (a)(b)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,000,000	1,003,141 (c)(e)(g)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,440,000	1,572,752 (a)(b)(e)(g)
Total Capital Markets				5,987,668
Consumer Finance — 0.8%
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000	2,029,557 (b)
OneMain Finance Corp., Senior Notes	7.125%	3/15/26	1,250,000	1,281,421
Total Consumer Finance				3,310,978
Financial Services — 2.2%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	360,000	379,865 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	190,000 GBP	264,405 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,330,000	2,417,002 (a)(b)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	2,900,000	2,673,683 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	1,190,000	1,222,854 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	1,250,000	1,218,239 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	970,000	831,368 (a)
Total Financial Services				9,007,416
Insurance — 0.5%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	630,000	629,991 (a)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	$1,211,193 (a)(b)
Total Insurance				1,841,184
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	1,000,000	868,345 (a)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	5.250%	10/1/25	500,000	498,597 (a)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	580,000	553,129 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	1,820,000	1,864,666 (a)(b)
Total Mortgage Real Estate Investment Trusts (REITs)				3,784,737

Total Financials				49,502,403
Health Care — 7.5%
Health Care Providers & Services — 4.7%
Centene Corp., Senior Notes	3.375%	2/15/30	900,000	807,477
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,190,000	993,513 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	4,420,000	4,742,502 (a)(b)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	2,456,309 (b)
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	2,200,000	2,134,826 (a)(b)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	1,000,000	1,115,955 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,500,000	1,537,965 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,930,000	1,933,046 (b)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	890,000	889,972 (b)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	2,500,000	2,683,380
Total Health Care Providers & Services				19,294,945
Pharmaceuticals — 2.8%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,890,000	1,462,586 (a)(b)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	1,651,000 EUR	1,755,019 (a)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,000,000 GBP	$1,246,369 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	1,440,000	1,541,480 (a)(b)
Par Pharmaceutical Inc., Escrow	—	—	1,050,000	0 *(a)(h)(i)(j)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,385,166 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,700,000	2,624,233 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	480,000	338,916
Total Pharmaceuticals				11,353,769

Total Health Care				30,648,714
Industrials — 12.7%
Aerospace & Defense — 1.6%
Bombardier Inc., Senior Notes	7.500%	2/1/29	1,910,000	1,990,753 (a)(b)
Bombardier Inc., Senior Notes	8.750%	11/15/30	1,200,000	1,301,719 (a)(b)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,450,000	1,499,892 (a)(b)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,000,000	1,022,711 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	865,000	896,160 (a)
Total Aerospace & Defense				6,711,235
Building Products — 0.2%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	520,000	533,202 (a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	540,000	496,634 (a)(b)
Total Building Products				1,029,836
Commercial Services & Supplies — 2.5%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,250,000	1,195,038 (b)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,930,000	4,133,004 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,870,000	2,005,693
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	990,000	1,036,308
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,620,000	1,670,005 (a)(b)
Total Commercial Services & Supplies				10,040,048
Construction & Engineering — 0.6%
Arcosa Inc., Senior Notes	6.875%	8/15/32	640,000	657,475 (a)
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru S.R.L., Senior Secured Notes	4.050%	4/27/26	1,690,000	1,631,840 (a)
Total Construction & Engineering				2,289,315
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electrical Equipment — 0.2%
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	750,000	$701,850 (a)
Ground Transportation — 0.3%
XPO Inc., Senior Notes	7.125%	2/1/32	1,000,000	1,039,770 (a)
Machinery — 0.8%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	2,261,000	2,194,998
TK Elevator Holdco GmbH, Senior Notes	6.625%	7/15/28	990,000 EUR	1,078,905 (a)
Total Machinery				3,273,903
Passenger Airlines — 5.5%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	6,130,000	6,073,515 (a)(b)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	2,200,000	2,313,425 (a)(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	902,229 (b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	7,670,000	7,733,590 (a)(d)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	880,000	882,200 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,837,998	1,144,010 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,100,000	684,664 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,700,000	2,655,059 (a)(b)
Total Passenger Airlines				22,388,692
Trading Companies & Distributors — 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	870,000	804,136 (a)(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	302,000	301,611
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,500,000	1,514,392 (a)(b)
Total Trading Companies & Distributors				2,620,139
Transportation Infrastructure — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	400,000	408,388 (a)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Transportation Infrastructure — continued
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	1,000,000 GBP	$1,274,057 (b)(c)
Total Transportation Infrastructure				1,682,445

Total Industrials				51,777,233
Information Technology — 3.1%
Communications Equipment — 1.0%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,140,000	976,125 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,960,000	1,864,152 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,830,000	1,202,878 (a)
Total Communications Equipment				4,043,155
Electronic Equipment, Instruments & Components — 0.3%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	650,000	671,361 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	790,000	798,231 (a)
Total Electronic Equipment, Instruments & Components				1,469,592
IT Services — 0.5%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	970,000	1,005,552 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	910,000	934,333 (a)
Total IT Services				1,939,885
Software — 1.0%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,970,000	3,054,772 (a)(b)
Open Text Corp., Senior Notes	3.875%	2/15/28	1,000,000	941,493 (a)
Total Software				3,996,265
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000	847,696 (b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000	488,620
Total Technology Hardware, Storage & Peripherals				1,336,316

Total Information Technology				12,785,213
Materials — 6.0%
Chemicals — 1.1%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	700,000	522,164 (c)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	490,000	505,165 (a)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	1,500,000 EUR	$1,629,488 (c)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,690,000	1,739,081 (a)(b)
Total Chemicals				4,395,898
Construction Materials — 0.6%
Cemex SAB de CV, Subordinated Notes (9.125% to 6/14/28 then 5 year Treasury Constant Maturity Rate + 5.157%)	9.125%	3/14/28	1,000,000	1,065,220 (a)(e)(g)
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	1,380,000	1,450,857 (a)
Total Construction Materials				2,516,077
Containers & Packaging — 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	212,365 (a)(k)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	960,000	843,031 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	3,220,000	1,935,622 (a)(b)
Ball Corp., Senior Notes	3.125%	9/15/31	750,000	648,801
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,000,000	910,609 (a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,320,000	1,395,900
Total Containers & Packaging				5,946,328
Metals & Mining — 2.9%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000	3,495,341 (d)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	2,350,000	2,501,347 (a)(b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,620,000	2,516,804 (b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,239,649 (d)
Total Metals & Mining				11,753,141

Total Materials				24,611,444
Real Estate — 1.2%
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	260,000	210,844
Hotel & Resort REITs — 0.6%
Service Properties Trust, Senior Notes	8.875%	6/15/32	2,770,000	2,577,529 (b)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate Management & Development — 0.2%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	272,120	$25,511 (c)(k)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	209,825	7,344 (c)(k)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	273,816	8,557 (c)(k)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	414,893	4,149 (c)(g)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	106,574	1,599 (c)(k)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,450,000	146,812 *(c)(l)
Cushman & Wakefield U.S. Borrower LLC, Senior Secured Notes	8.875%	9/1/31	330,000	355,845 (a)(b)
Total Real Estate Management & Development				549,817
Specialized REITs — 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	1,300,000	1,337,934 (a)(b)

Total Real Estate				4,676,124
Utilities — 3.1%
Electric Utilities — 2.0%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	1,410,000	1,430,696 (a)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	1,210,000	1,157,516 (c)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	900,000	899,615 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	1,360,000	1,362,874 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	1,000,000	1,005,054 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	980,000	1,036,040 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,250,000	1,293,505 (a)
Total Electric Utilities				8,185,300
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Gas Utilities — 0.9%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,500,000	$3,498,290 (b)
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	970,000	1,009,970 (a)

Total Utilities				12,693,560
Total Corporate Bonds & Notes (Cost — $382,540,654)				409,281,721
Sovereign Bonds — 15.7%
Angola — 0.5%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	2,200,000	2,018,104 (a)
Argentina — 0.7%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	2,063,578	1,183,978 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	350,000	329,000 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,640,000	1,484,200 (a)
Total Argentina				2,997,178
Bahamas — 0.8%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	2,060,000	2,136,220 (a)(b)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,030,000	984,680 (a)
Total Bahamas				3,120,900
Bahrain — 0.6%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	2,750,000	2,356,413 (a)
Brazil — 1.1%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	976,000 BRL	146,880
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	17,000,000 BRL	2,933,275
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	1,500,000	1,358,216
Total Brazil				4,438,371
Chile — 0.2%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,000,000	744,356
Colombia — 0.4%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	2,670,000	1,702,019
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Costa Rica — 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000	$481,160 (a)
Dominican Republic — 1.1%
Dominican Republic International Bond, Senior Notes	9.750%	6/5/26	37,500,000 DOP	630,849 (c)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	3,330,000	3,097,733 (a)
Dominican Republic International Bond, Senior Notes	13.625%	2/3/33	31,500,000 DOP	631,355 (c)
Total Dominican Republic				4,359,937
Ecuador — 0.1%
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	540,000	275,660 (a)
Egypt — 0.7%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	1,000,000	961,858 (a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,038,000	1,792,161 (c)
Total Egypt				2,754,019
Guatemala — 0.1%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	500,000	483,250 (a)
Indonesia — 0.3%
Indonesia Treasury Bond	6.875%	4/15/29	21,000,000,000 IDR	1,348,308
Ivory Coast — 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	506,945	482,708 (a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,750,000	2,498,849 (a)
Total Ivory Coast				2,981,557
Jordan — 0.6%
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	2,540,000	2,406,618 (a)
Kenya — 0.4%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,500,000	1,483,125 (a)
Mexico — 2.6%
Mexican Bonos, Bonds	5.000%	3/6/25	140,000,000 MXN	6,862,402
Mexican Bonos, Bonds	7.750%	5/29/31	41,010,000 MXN	1,839,443
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — continued
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	2,500,000	$2,079,266 (b)
Total Mexico				10,781,111
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	1,000,000	998,030 (c)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,130,000	920,265 (c)
Total Nigeria				1,918,295
Oman — 0.2%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000	806,207 (a)
Panama — 0.5%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,110,000	1,547,347 (b)
Panama Government International Bond, Senior Notes	4.500%	5/15/47	500,000	345,950 (b)
Total Panama				1,893,297
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	3.000%	1/15/34	800,000	659,956 (b)
Philippines — 0.1%
Philippine Government International Bond, Senior Notes	3.200%	7/6/46	500,000	359,708
Qatar — 0.1%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000	482,771 (a)
Saudi Arabia — 1.1%
Saudi Government International Bond, Senior Notes	4.000%	4/17/25	1,500,000	1,494,739 (a)(b)
Saudi Government International Bond, Senior Notes	3.250%	10/26/26	3,000,000	2,924,668 (a)
Total Saudi Arabia				4,419,407
South Africa — 0.3%
Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	1,500,000	1,352,029
Turkey — 0.7%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	1,400,000	1,369,033
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Turkey — continued
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	2,400,000	$1,730,304
Total Turkey				3,099,337
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,726	10,051 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,450	29,141 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	75,885	36,284 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,450	32,071 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	132,798	61,882 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,542	26,518 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	170,740	78,663 (a)
Total Ukraine				274,610
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond, Senior Notes	3.125%	10/11/27	1,750,000	1,690,082 (a)
Uruguay — 0.5%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	89,000,000 UYU	2,196,257

Total Sovereign Bonds (Cost — $62,173,109)				63,884,042
Senior Loans — 14.7%
Communication Services — 0.7%
Media — 0.7%
iHeartCommunications Inc., New Term Loan (1 mo. Term SOFR + 3.114%)	7.800%	5/1/26	1,440,000	1,220,205 (e)(m)(n)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
Ziggo Financing Partnership, Term Loan I (1 mo. Term SOFR + 2.614%)	7.418%	4/30/28	1,500,000	$1,480,830 (e)(m)(n)

Total Communication Services				2,701,035
Consumer Discretionary — 3.6%
Automobile Components — 1.3%
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	8.800%	4/6/28	1,983,756	1,987,694 (e)(m)(n)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	7.185%	5/6/30	1,500,000	1,504,822 (e)(m)(n)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.847%	3/30/27	1,981,303	1,930,284 (e)(m)(n)
Total Automobile Components				5,422,800
Diversified Consumer Services — 0.2%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.300%	4/13/28	2,250,000	563,524 (e)(m)(n)
Hotels, Restaurants & Leisure — 2.1%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.435%	9/20/30	995,006	988,041 (e)(m)(n)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.435%	2/6/31	1,837,882	1,841,760 (e)(m)(n)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	8.286%	1/27/29	1,983,467	1,986,571 (e)(m)(n)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	7.034%	4/14/29	2,244,375	2,246,822 (e)(m)(n)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.250%)	6.935%	3/14/31	1,492,500	1,491,806 (e)(m)(n)
Total Hotels, Restaurants & Leisure				8,555,000

Total Consumer Discretionary				14,541,324
Consumer Staples — 0.8%
Beverages — 0.5%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.115%	3/31/28	1,982,060	1,985,885 (e)(m)(n)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples Distribution & Retail — 0.3%
Froneri International Ltd., Term Loan Facility B4 (1 mo. Term SOFR + 2.000%)	6.685%	9/17/31	1,488,342	$1,483,364 (e)(m)(n)

Total Consumer Staples				3,469,249
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.685%	11/22/30	497,503	497,080 (e)(m)(n)

Financials — 3.1%
Banks — 0.4%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.300%	8/2/28	1,485,616	1,490,258 (e)(m)(n)
Capital Markets — 0.7%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	9.254%	11/12/27	994,846	950,078 (e)(m)(n)
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	7.604%	3/5/29	995,000	991,438 (e)(m)(n)
Osaic Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 4.000%)	8.685%	8/17/28	995,006	996,195 (e)(m)(n)
Total Capital Markets				2,937,711
Consumer Finance — 0.4%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	9.685%	3/12/29	1,815,450	1,825,989 (e)(m)(n)
Financial Services — 0.9%
Boost Newco Borrower LLC, Term Loan B1 (3 mo. Term SOFR + 2.500%)	7.104%	1/31/31	2,000,000	2,008,130 (e)(m)(n)
Jane Street Group LLC, Repriced Term Loan (1 mo. Term SOFR + 2.000%)	6.685%	1/26/28	992,268	992,352 (e)(m)(n)
Nexus Buyer LLC, Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.685%	7/31/31	648,375	647,331 (e)(m)(n)
Total Financial Services				3,647,813
Insurance — 0.5%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.785%	8/19/28	1,984,810	1,970,103 (e)(m)(n)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.061%	4/23/26	992,160	$985,339 (e)(m)(n)

Total Financials				12,857,213
Health Care — 1.6%
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP, Term Loan B (1 mo. Term SOFR + 2.750%)	7.435%	10/23/28	1,848,044	1,851,842 (e)(m)(n)
Health Care Providers & Services — 0.4%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.406%	5/16/31	997,500	999,435 (e)(m)(n)
Raven Acquisition Holdings LLC, Initial Term Loan B (1 mo. Term SOFR + 3.000%)	7.685%	6/21/29	496,203	492,801 (e)(m)(n)
Total Health Care Providers & Services				1,492,236
Health Care Technology — 0.5%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.094%	5/1/31	1,492,500	1,494,836 (e)(m)(n)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.569%	9/1/28	744,246	563,197 (e)(m)(n)
Total Health Care Technology				2,058,033
Pharmaceuticals — 0.2%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.935%	5/5/28	991,460	992,699 (e)(m)(n)

Total Health Care				6,394,810
Industrials — 3.3%
Aerospace & Defense — 0.6%
TransDigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	7.104%	2/28/31	2,487,515	2,492,665 (e)(m)(n)
Building Products — 0.4%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.115%	5/17/28	396,923	332,423 (e)(m)(n)
Quikrete Holdings Inc., 2031 Term Loan B (1 mo. Term SOFR + 2.500%)	7.185%	4/14/31	1,488,613	1,489,782 (e)(m)(n)
Total Building Products				1,822,205
Commercial Services & Supplies — 0.8%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.535%	5/12/28	1,492,308	1,491,039 (e)(m)(n)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	8.286%	2/1/29	1,736,764	$1,736,764 (e)(m)(n)
Total Commercial Services & Supplies				3,227,803
Construction & Engineering — 0.5%
Tutor Perini Corp., Term Loan (1 mo. Term SOFR + 4.750%)	9.550%	8/18/27	1,976,912	1,980,203 (e)(m)(n)
Machinery — 0.6%
TK Elevator Midco GmbH, USD Term Loan Facility B2 (6 mo. Term SOFR + 3.500%)	8.588%	4/30/30	2,481,297	2,490,689 (e)(m)(n)
Passenger Airlines — 0.4%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	7.385%	2/22/31	1,451,453	1,456,504 (e)(m)(n)

Total Industrials				13,470,069
Information Technology — 1.3%
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.185%	7/2/29	1,399,179	1,402,502 (e)(m)(n)
Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments Inc., 2024 Dollar Term Loan B (1 mo. Term SOFR + 2.250%)	6.995%	8/17/29	1,355,701	1,359,090 (e)(m)(n)
Software — 0.6%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.685%	10/16/26	1,167,279	1,133,650 (e)(m)(n)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.685%	2/19/29	500,000	423,543 (e)(m)(n)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.104%	7/1/31	830,000	797,493 (e)(m)(n)
Total Software				2,354,686

Total Information Technology				5,116,278
Sovereign Bonds — 0.2%
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	9.881%	4/29/31	700,000	695,625 (e)(h)(i)(m)(n)

Total Senior Loans (Cost — $61,405,368)				59,742,683
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(o) — 7.3%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.946%	9/15/34	1,000,000	$914,490 (a)(e)
BANK, 2021-BN35 H	1.661%	6/15/64	890,000	302,506 (a)(e)
BANK, 2021-BN35 K	1.661%	6/15/64	1,846,154	559,633 (a)(e)
BANK, 2022-BNK41 E	2.500%	4/15/65	2,100,000	1,303,640 (a)
BANK, 2022-BNK43 D	3.000%	8/15/55	2,250,000	1,627,566 (a)
BX Commercial Mortgage Trust, 2024- KING E (1 mo. Term SOFR + 3.688%)	8.492%	5/15/34	1,450,000	1,442,517 (a)(e)
BX Trust, 2021-ARIA E (1 mo. Term SOFR + 2.359%)	7.163%	10/15/36	1,650,000	1,640,341 (a)(e)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	600,000	550,969 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	1,040,000	942,189 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.369%	9/15/48	550,000	425,017 (a)(e)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.363%	8/15/48	990,000	817,683 (e)
Extended Stay America Trust, 2021- ESH F (1 mo. Term SOFR + 3.814%)	8.618%	7/15/38	1,546,611	1,555,702 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	11.107%	10/25/33	1,430,000	1,708,036 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.857%	1/25/44	2,000,000	2,078,729 (a)(e)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.137%	3/15/41	1,000,000	1,009,187 (a)(e)
GS Mortgage Securities Corp. Trust, 2024-70P E	8.965%	3/10/41	1,500,000	1,534,459 (a)(e)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	7.851%	5/15/38	1,650,000	1,638,634 (a)(e)
KIND Trust, 2021-KIND C (1 mo. Term SOFR + 1.864%)	6.674%	8/15/38	1,487,782	1,460,946 (a)(e)
Life Mortgage Trust, 2021-BMR F (1 mo. Term SOFR + 2.464%)	7.268%	3/15/38	1,332,466	1,287,533 (a)(e)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	7.519%	4/15/38	1,200,000	1,193,751 (a)(e)
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(o) — continued
Morgan Stanley Capital Trust, 2015- UBS8 C	4.576%	12/15/48	970,000	$859,338 (e)
Morgan Stanley Capital Trust, 2016- BNK2 B	3.485%	11/15/49	1,020,000	841,949
SLG Office Trust, 2021-OVA F	2.851%	7/15/41	2,119,000	1,629,643 (a)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	6.754%	1/15/39	1,500,000	1,475,031 (a)(e)
WB Commercial Mortgage Trust, 2024-HQ D	8.011%	3/15/40	1,050,000	1,051,962 (a)(e)

Total Collateralized Mortgage Obligations (Cost — $28,559,990)				29,851,451
Asset-Backed Securities — 5.0%
AIMCO CLO Ltd., 2024-22A E (3 mo. Term SOFR + 6.500%)	11.117%	4/19/37	1,500,000	1,537,648 (a)(e)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.937%	4/20/35	490,000	491,816 (a)(e)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.726%	10/23/34	1,510,000	1,510,000 (a)(e)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	7.776%	7/25/37	500,000	504,973 (a)(e)
Dryden CLO Ltd., 2024-119A E (3 mo. Term SOFR + 7.000%)	11.656%	4/15/36	2,000,000	2,049,541 (a)(e)
Greywolf CLO Ltd., 2020-3RA CR (3 mo. Term SOFR + 3.612%)	8.243%	4/15/33	500,000	501,991 (a)(e)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	15.289%	10/20/37	1,520,000	1,330,000 (a)(e)(f)(h)
HalseyPoint CLO Ltd., 2020-3A D1R (3 mo. Term SOFR + 4.300%)	8.889%	7/30/37	780,000	788,739 (a)(e)
Madison Park Funding Ltd., 2018-28A E (3 mo. Term SOFR + 5.512%)	10.168%	7/15/30	2,600,000	2,603,833 (a)(e)
NYACK Park CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.062%)	7.679%	10/20/34	1,000,000	1,003,513 (a)(e)
Ocean Trails CLO Ltd., 2022-12A ER (3 mo. Term SOFR + 7.500%)	12.117%	7/20/35	700,000	704,558 (a)(e)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	8.067%	4/20/37	1,000,000	1,021,110 (a)(e)
Palmer Square Loan Funding Ltd., 2022-3A DR (3 mo. Term SOFR + 5.900%)	10.556%	4/15/31	2,000,000	2,010,868 (a)(e)
Sycamore Tree CLO Ltd., 2024-5A E (3 mo. Term SOFR + 7.490%)	12.107%	4/20/36	1,000,000	1,019,303 (a)(e)
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Symphony Static CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.012%)	7.637%	10/25/29	310,000	$311,524 (a)(e)
Venture CLO Ltd., 2021-43A D (3 mo. Term SOFR + 3.732%)	8.388%	4/15/34	2,000,000	1,951,684 (a)(e)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	9.117%	4/20/37	1,000,000	1,018,628 (a)(e)

Total Asset-Backed Securities (Cost — $20,086,623)				20,359,729
Convertible Bonds & Notes — 1.2%
Communication Services — 1.2%
Media — 1.2%
DISH Network Corp., Senior Notes	0.000%	12/15/25	1,143,000	1,021,911
DISH Network Corp., Senior Notes	3.375%	8/15/26	4,770,000	4,040,728

Total Communication Services				5,062,639
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	37,080	627 (c)

Total Convertible Bonds & Notes (Cost — $4,365,554)				5,063,266
U.S. Government & Agency Obligations — 0.4%
U.S. Government Obligations — 0.4%
U.S. Treasury Notes (Cost — $1,481,636)	3.625%	8/31/29	1,470,000	1,436,868
			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			6,292	160,509 *

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			103,724	4,536 *

Total Common Stocks (Cost — $158,428)				165,045
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $20,629)		5/28/28	21,545	4,084 *
Total Investments before Short-Term Investments (Cost — $560,791,991)				589,788,889
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Short-Term Investments — 2.4%
U.S. Treasury Bills — 2.0%
U.S. Treasury Bills	3.880%	11/5/24	4,500,000	$4,497,654 (p)
U.S. Treasury Bills	4.129%	11/7/24	3,500,000	3,497,285 (p)

Total U.S. Treasury Bills (Cost — $7,994,888)				7,994,939
			Shares
Money Market Funds — 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,706,758)	4.821%		1,706,758	1,706,758 (q)(r)

Total Short-Term Investments (Cost — $9,701,646)				9,701,697
Total Investments — 147.1% (Cost — $570,493,637)				599,490,586
Liabilities in Excess of Other Assets — (47.1)%				(192,049,811)
Total Net Assets — 100.0%				$407,440,775

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (Note 5).
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(l)	The maturity principal is currently in default as of October 31, 2024.
(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Rate shown represents yield-to-maturity.
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2024, the total market value of investments in Affiliated
Companies was $1,706,758 and the cost was $1,706,758 (Note 9).

See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
October 31, 2024
 Western Asset High Income Fund II Inc.
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DOP	—	Dominican Peso
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At October 31, 2024, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	5.080%	9/24/2024	12/18/2024	$11,292,377	Corporate Bonds & Notes Cash	$11,937,345 242,140
Deutsche Bank AG	5.200%	9/18/2024	12/18/2024	3,328,000	Corporate Bonds & Notes Cash	3,505,297 71,362
Deutsche Bank AG	5.450%	9/18/2024	12/18/2024	3,672,000	Corporate Bonds & Notes Cash	4,554,493 78,738
Deutsche Bank AG	5.500%	8/23/2024	11/1/2024	6,418,932	Corporate Bonds & Notes Cash	6,760,608 137,640
Deutsche Bank AG	5.500%	8/23/2024	11/14/2024	6,272,883	Corporate Bonds & Notes Cash	6,316,543 134,508
Deutsche Bank AG	5.670%	8/14/2024	11/14/2024	3,852,642	Corporate Bonds & Notes Cash	4,545,567 82,612
Goldman Sachs Group Inc.	5.500%	9/20/2024	TBD***	2,338,415	Corporate Bonds & Notes Cash	3,330,093 226,000
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

 Western Asset High Income Fund II Inc.
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Royal Bank of Canada	5.120%	11/1/2024	1/30/2025	$6,334,159	Corporate Bonds & Notes	$6,760,608
				$43,509,408		$48,683,554

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of October 31, 2024.

At October 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	8,112,515	MXN	160,335,749	JPMorgan Chase & Co.	1/15/25	$202,501
USD	10,371,378	EUR	9,408,681	Bank of America N.A.	1/16/25	102,295
USD	6,373,916	GBP	4,866,198	Bank of America N.A.	1/16/25	100,566
Net unrealized appreciation on open forward foreign currency contracts						$405,362

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)
October 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $568,786,879)	$597,783,828
Investments in affiliated securities, at value (Cost — $1,706,758)	1,706,758
Foreign currency, at value (Cost — $675,755)	626,491
Cash	20,547
Interest receivable	8,554,189
Receivable for open reverse repurchase agreements (Note 3)	6,334,159
Deposits with brokers for open reverse repurchase agreements	973,000
Receivable for securities sold	616,185
Deferred offering costs (Note 8)	405,930
Unrealized appreciation on forward foreign currency contracts	405,362
Security litigation proceeds receivable	30,872
Dividends receivable from affiliated investments	15,278
Prepaid expenses	11,202
Total Assets	617,483,801
Liabilities:
Loan payable (Note 5)	157,000,000
Payable for open reverse repurchase agreements (Note 3)	43,509,408
Distributions payable	4,411,713
Payable for securities purchased	3,430,000
Interest and commitment fees payable	1,110,047
Investment management fee payable	387,439
Directors’ fees payable	664
Accrued foreign capital gains tax	488
Accrued expenses	193,267
Total Liabilities	210,043,026
Total Net Assets	$407,440,775
Net Assets:
Par value ($0.001 par value; 90,034,960 shares issued and outstanding; 100,000,000 shares authorized)	$90,035
Paid-in capital in excess of par value	676,640,098
Total distributable earnings (loss)	(269,289,358)
Total Net Assets	$407,440,775
Shares Outstanding	90,034,960
Net Asset Value	$4.53
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended October 31, 2024

Investment Income:
Interest	$26,465,922
Dividends from affiliated investments	77,546
Less: Foreign taxes withheld	(9,945)
Total Investment Income	26,533,523
Expenses:
Interest expense (Notes 3 and 5)	5,891,897
Investment management fee (Note 2)	2,425,042
Shareholder reports	74,974
Legal fees	73,229
Directors’ fees	65,019
Audit and tax fees	40,155
Commitment fees (Note 5)	25,595
Transfer agent fees	21,083
Stock exchange listing fees	17,485
Fund accounting fees	5,671
Insurance	1,470
Custody fees	1,364
Miscellaneous expenses	7,698
Total Expenses	8,650,682
Less: Fee waivers and/or expense reimbursements (Note 2)	(128,578)
Net Expenses	8,522,104
Net Investment Income	18,011,419
Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	2,195,026
Forward foreign currency contracts	(388,722)
Foreign currency transactions	12,109
Net Realized Gain	1,818,413
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	9,535,503 ‡
Forward foreign currency contracts	217,626
Foreign currencies	(9,082)
Change in Net Unrealized Appreciation (Depreciation)	9,744,047
Net Gain on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	11,562,460
Increase in Net Assets From Operations	$29,573,879

‡	Net of change in accrued foreign capital gains tax of $488.
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended October 31, 2024 (unaudited) and the Year Ended April 30, 2024	October 31	April 30
Operations:
Net investment income	$18,011,419	$31,139,440
Net realized gain (loss)	1,818,413	(26,495,037)
Change in net unrealized appreciation (depreciation)	9,744,047	24,661,437
Increase in Net Assets From Operations	29,573,879	29,305,840
Distributions to Shareholders From (Note 1):
Total distributable earnings	(26,470,278)	(32,947,370)
Return of capital	—	(8,737,521)
Decrease in Net Assets From Distributions to Shareholders	(26,470,278)	(41,684,891)
Fund Share Transactions:
Net proceeds from sale of shares from shelf registration (0 and 1,102,775 shares issued, respectively)	—	5,361,325 †
Net proceeds from sale of shares from rights offering (0 and 22,508,740 shares issued, respectively)	(270,526)‡	96,707,606 ‡
Reinvestment of distributions (0 and 279,063 shares issued, respectively)	—	1,315,188
Increase (Decrease) in Net Assets From Fund Share Transactions	(270,526)	103,384,119
Increase in Net Assets	2,833,075	91,005,068
Net Assets:
Beginning of period	404,607,700	313,602,632
End of period	$407,440,775	$404,607,700

†	Net of sales charges of $53,215 and net of shelf registration offering costs of $12,017 (Note 8).
‡	Net of rights offering costs of $270,526 and $79,976, respectively (Note 8).
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Statement of cash flows (unaudited)
For the Six Months Ended October 31, 2024

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$29,573,879
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(110,815,722)
Sales of portfolio securities	122,813,500
Net purchases, sales and maturities of short-term investments	687,908
Net amortization of premium (accretion of discount)	(5,295,678)
Security litigation proceeds	31,316
Decrease in receivable for securities sold	5,250,440
Increase in security litigation proceeds receivable	(30,872)
Increase in interest receivable	(81,227)
Decrease in prepaid expenses	15,261
Increase in dividends receivable from affiliated investments	(4,269)
Increase in deferred offering costs	(77,332)
Decrease in deposits from brokers for open reverse repurchase agreements	(400,000)
Decrease in payable for securities purchased	(17,589,456)
Increase in investment management fee payable	19,219
Decrease in Directors’ fees payable	(7,379)
Increase in interest and commitment fees payable	236,067
Decrease in accrued expenses	(25,021)
Net realized gain on investments	(2,195,026)
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency contracts	(9,753,129)
Net Cash Provided in Operating Activities*	12,352,479
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(26,470,278)
Proceeds from loan facility borrowings	10,000,000
Increase in receivable for open reverse repurchase agreements	(6,334,159)
Increase in payable for open reverse repurchase agreements	11,940,431
Net proceeds from sale of shares from rights offering	(270,526)
Net Cash Used by Financing Activities	(11,134,532)
Net Increase in Cash and Restricted Cash	1,217,947
Cash and restricted cash at beginning of period	402,091
Cash and restricted cash at end of period	$1,620,038

*	Included in operating expenses is $5,681,425 paid for interest and commitment fees on borrowings.
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Statement of cash flows (unaudited) (cont’d)
For the Six Months Ended October 31, 2024
The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of
Cash Flows.
October 31, 2024
Cash	$647,038
Restricted cash	973,000
Total cash and restricted cash shown in the Statement of Cash Flows	$1,620,038
Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations under derivative contracts and for reverse repurchase agreements. It is separately reported on the Statement of Assets and Liabilities as Deposits with brokers.
See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:
	2024 [1,2]	2024 [1]	2023 [1]	2022 [1]	2021 [1]	2020 [1]
Net asset value, beginning of period	$4.49	$4.74	$5.86	$7.15	$6.19	$7.31
Income (loss) from operations:
Net investment income	0.20	0.44	0.50	0.54	0.51	0.55
Net realized and unrealized gain (loss)	0.13	0.05 [3]	(0.98)	(1.24)	1.03	(1.11)
Total income (loss) from operations	0.33	0.49	(0.48)	(0.70)	1.54	(0.56)
Less distributions from:
Net investment income	(0.29) [4]	(0.47)	(0.48)	(0.53)	(0.46)	(0.48)
Return of capital	—	(0.12)	(0.11)	(0.06)	(0.13)	(0.09)
Total distributions	(0.29)	(0.59)	(0.59)	(0.59)	(0.59)	(0.57)
Anti-dilutive impact of repurchase plan	—	—	—	—	—	0.01 [5]
Dilutive impact of rights offering	—	(0.15) [6]	(0.05) [6]	—	—	—
Anti-dilutive impact of tender offer	—	—	—	—	0.01 [7]	—
Net asset value, end of period	$4.53	$4.49	$4.74	$5.86	$7.15	$6.19
Market price, end of period	$4.41	$4.34	$4.79	$5.38	$7.09	$5.51
Total return, based on NAV[8],9	7.59%	7.45%	(9.18)%	(10.66)%	25.68%	(8.11)%
Total return, based on Market Price[10]	8.56%	2.89%	0.04%	(17.20)%	40.48%	(10.02)%
Net assets, end of period (millions)	$407	$405	$314	$345	$419	$521
Ratios to average net assets:
Gross expenses	4.18%[11]	3.70%	3.26%	1.66%	1.59%	2.57%[12]
Net expenses[13,14]	4.12 [11]	3.70	3.26	1.66	1.59	2.55 [12]
Net investment income	8.70 [11]	9.39	9.70	7.87	7.37	7.76
Portfolio turnover rate	19%	42%	123%	55%	50%	66%
Supplemental data:
Loan Outstanding, End of Period (000s)	$157,000	$147,000	$106,000	$154,500	$158,000	$208,000
Asset Coverage Ratio for Loan Outstanding[15]	360%	375%	396%	324%	365%	351%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[15]	$3,595	$3,752	$3,959	$3,236	$3,654	$3,506
Weighted Average Loan (000s)	$155,087	$110,055	$136,284	$155,075	$178,800	$241,971
Weighted Average Interest Rate on Loan	6.12%	6.07%	3.77%	0.89%	0.86%	2.58%
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:
	2019 [1]	2018 [1]	2017 [1]	2016 [1]	2015 [1]
Net asset value, beginning of period	$7.39	$7.78	$7.12	$8.57	$9.47
Income (loss) from operations:
Net investment income	0.52	0.56	0.66	0.73	0.79
Net realized and unrealized gain (loss)	(0.06)	(0.37)	0.69	(1.36)	(0.86)
Total income (loss) from operations	0.46	0.19	1.35	(0.63)	(0.07)
Less distributions from:
Net investment income	(0.50)	(0.57)	(0.63)	(0.82)	(0.83)
Return of capital	(0.05)	(0.01)	(0.06)	—	—
Total distributions	(0.55)	(0.58)	(0.69)	(0.82)	(0.83)
Anti-dilutive impact of repurchase plan	0.01 [5]	—	—	—	—
Net asset value, end of period	$7.31	$7.39	$7.78	$7.12	$8.57
Market price, end of period	$6.69	$6.55	$7.42	$6.90	$8.15
Total return, based on NAV[8],9	6.77%	2.41%	19.76%	(7.12)%	(0.65) %
Total return, based on Market Price[10]	11.29%	(4.15)%	18.36%	(4.40)%	(4.54) %
Net assets, end of period (millions)	$622	$637	$671	$614	$738
Ratios to average net assets:
Gross expenses	2.47%	1.97%	1.73%	1.59%	1.45%
Net expenses[13]	2.45 [14]	1.97	1.73	1.59	1.45
Net investment income	7.31	7.26	8.72	9.78	8.90
Portfolio turnover rate	105%	91%	77%	65%	41%
Supplemental data:
Loan Outstanding, End of Period (000s)	$246,500	$235,000	$240,000	$240,000	$260,000
Asset Coverage Ratio for Loan Outstanding[15]	352%	371%	380%	356%	384%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[15]	$3,524	$3,710	$3,796	$3,557	$3,840
Weighted Average Loan (000s)	$242,889	$239,548	$240,000	$241,803	$251,712
Weighted Average Interest Rate on Loan	3.08%	2.17%	1.41%	1.05%	0.91%

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended October 31, 2024 (unaudited).
[3]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]
The repurchase plan was completed at an average repurchase price of $4.91 for 917,344 shares and $4,506,248 for the year ended April 30, 2020, and $5.98 for 1,047,640 shares and $6,268,230 for the year ended April 30, 2019.

[6]
The rights offering was completed at a price of $4.30 for 22,508,740 shares and $96,787,582 for the year ended
April 30, 2024, and $5.17 for 6,001,836 shares and $31,029,492 for the year ended April 30, 2023 (Note 8).

[7]	The tender offer was completed at a price of $7.01 for 25,577,060 shares and $179,295,192 for the year ended April 30, 2021.
[8]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[10]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[11]	Annualized.
[12]
Included in the expense ratios are certain non-recurring legal and transfer agent fees that were incurred by the
Fund during the period. Without these fees, the gross and net expense ratios would have been 2.37% and 2.35%, respectively.

[13]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[14]	Reflects fee waivers and/or expense reimbursements.
[15]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.
See Notes to Financial Statements.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$62,223,067	$260,892	$62,483,959
Financials	—	49,502,403	0 *	49,502,403
Health Care	—	30,648,714	0 *	30,648,714
Other Corporate Bonds & Notes	—	266,646,645	—	266,646,645
Sovereign Bonds	—	63,884,042	—	63,884,042
Senior Loans:
Sovereign Bonds	—	—	695,625	695,625
Other Senior Loans	—	59,047,058	—	59,047,058
Collateralized Mortgage Obligations	—	29,851,451	—	29,851,451
Asset-Backed Securities	—	20,359,729	—	20,359,729
Convertible Bonds & Notes	—	5,063,266	—	5,063,266
U.S. Government & Agency Obligations	—	1,436,868	—	1,436,868
Common Stocks:
Health Care	—	160,509	—	160,509
Real Estate	$4,536	—	—	4,536
Warrants	—	4,084	—	4,084
Total Long-Term Investments	4,536	588,827,836	956,517	589,788,889

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
U.S. Treasury Bills	—	$7,994,939	—	$7,994,939
Money Market Funds	$1,706,758	—	—	1,706,758
Total Short-Term Investments	1,706,758	7,994,939	—	9,701,697
Total Investments	$1,711,294	$596,822,775	$956,517	$599,490,586
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$405,362	—	$405,362
Total	$1,711,294	$597,228,137	$956,517	$599,895,948

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(d) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will pledge cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.
(e) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of October 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of October 31, 2024, there were $488 of capital gains tax liabilities accrued on unrealized gains.
(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average weekly net assets plus the proceeds of any outstanding borrowings used for leverage and any proceeds from the issuance of preferred stock.
FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. Western Asset London and Western Asset Singapore do not receive any compensation from the Fund and are paid by Western Asset for their services to the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
During periods in which the Fund utilizes financial leverage, the fees paid to FTFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Effective June 1, 2024, FTFA implemented a voluntary investment management fee waiver of 0.05% that will continue until May 31, 2025.
During the six months ended October 31, 2024, fees waived and/or expenses reimbursed amounted to $128,578, which included an affiliated money market fund waiver of $1,968.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$107,317,528	$3,498,194
Sales	120,803,422	2,010,078
At October 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$576,650,138	$40,310,228	$(17,469,780)	$22,840,448
Forward foreign currency contracts	—	405,362	—	405,362
Transactions in reverse repurchase agreements for the Fund during the six months ended October 31, 2024, were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$36,008,140	5.664%	$37,175,249

* Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.
Interest rates on reverse repurchase agreements ranged from 5.080% to 6.000% during the six months ended October 31, 2024. Interest expense incurred on reverse repurchase agreements totaled $1,042,353.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2024.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$405,362

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended October 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(388,722)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$217,626
During the six months ended October 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)†	$5,468,984
Forward foreign currency contracts (to sell)	29,796,934

†	At October 31, 2024, there were no open positions held in this derivative.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of October 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$202,861	—	$202,861	—	$202,861
JPMorgan Chase & Co.	202,501	—	202,501	—	202,501
Total	$405,362	—	$405,362	—	$405,362

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Loan
The Fund entered into a Margin Loan and Security Agreement (the “BofA Credit Agreement”) with the Bank of America, N.A. (“BofA”). The BofA Credit Agreement allows the Fund to borrow up to an aggregate amount of $220,000,000 and renews daily for a 179-day term unless notice to the contrary is given to the Fund. The Fund pays interest on borrowings calculated based on SOFR plus applicable margin. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.15% except that the commitment fee is 0.10% when the aggregate outstanding balance of the loan is equal to or greater than 50% of the maximum commitment amount. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of BofA. The BofA Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change certain material investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the BofA Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the Credit Agreement for the six months ended October 31, 2024 was $4,849,543. For the six months ended October 31, 2024, the Fund incurred commitment fees of $25,595. For the six months ended October 31, 2024, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average daily loan balance was $155,086,957 and the weighted average interest rate was 6.12%. At October 31, 2024, the Fund had $157,000,000 of borrowings outstanding.
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
6. Distributions subsequent to October 31, 2024
The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
10/24/2024	11/1/2024	$0.0490
11/21/2024	12/2/2024	$0.0490
12/23/2024	12/31/2024	$0.0490
1/24/2025	2/3/2025	$0.0490
2/21/2025	3/3/2025	$0.0490
7. Stock repurchase program
On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the years ended October 31, 2024 and April 30, 2024, the Fund did not repurchase any shares.
Since the commencement of the stock repurchase program through October 31, 2024, the Fund repurchased 1,964,984 shares or 2.28% of its common shares outstanding for a total amount of $10,774,478.
8. Capital shares
On January 19, 2024, the Fund announced that the Fund’s Board of Directors had approved a transferable rights offering (“Rights”) to common shareholders of record (“Record Date”) as of January 29, 2024, to subscribe for additional shares of common stock for up to an aggregate offering 22,508,740 shares. The Rights offering expired on February 26, 2024. Each Record Date stockholder received one right for each outstanding whole common share held. The Rights holders were entitled to purchase one additional share of common stock for every three Rights held (“Primary Subscription”) at the final subscription price (“Subscription Price”) per share. Stockholders who held fewer than three common shares on Record Date were entitled to subscribe for one common share, and fractional shares were not issued. The Subscription Price was determined based upon a formula equal to 92.5% of the average of the last reported sales price per share of the Fund’s common stock on the New York Stock Exchange (“NYSE”) on the expiration date and each of the four preceding trading days (“Formula Price”). If, however, the Formula Price was less than 90% of the net asset value per share of common stock at the close of trading on the NYSE on the expiration date, then the Subscription Price was 90% of the Fund’s net asset value per share of common stock at the close of trading on the NYSE on that day. Record Date stockholders who fully exercised their Rights in the Primary Subscription were eligible for an over-subscription privilege entitling those stockholders to subscribe for any additional

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

shares of common stock not purchased pursuant to the Primary Subscription, subject to certain limitations, allotment and the right of the Board of Directors to have eliminated the over-subscription privilege. Holders of Rights acquired in the secondary market were not able to participate in the over-subscription privilege. The Rights offering resulted in the issuance of 22,508,740 shares of common stock. The gross proceeds from the Rights offering were $96,787,582. The Fund received the gross proceeds of the Rights offering less fees and expenses totaling $350,502. The shares of common stock subscribed were issued on March 4, 2024.
On March 29, 2022, the Fund announced that the Fund’s Board of Directors had approved a transferable rights offering (“Rights”) to common shareholders of record (“Record Date”) as of April 8, 2022, to subscribe for additional shares of common stock for up to an aggregate offering price of $175,000,000. The Rights offering expired on May 6, 2022. Each Record Date stockholder received one right for each outstanding whole common share held. The Rights holders were entitled to purchase one additional share of common stock for every three Rights held (“Primary Subscription”) at the final subscription price (“Subscription Price”) per share. Stockholders who held fewer than three common shares on Record Date were entitled to subscribe for one common share, and fractional shares were not issued. The Subscription Price was determined based upon a formula equal to 92.5% of the average of the last reported sales price per share of the Fund’s common stock on the New York Stock Exchange (“NYSE”) on the expiration date and each of the four preceding trading days (“Formula Price”). If, however, the Formula Price was less than 90% of the net asset value per share of common stock at the close of trading on the NYSE on the expiration date, then the Subscription Price was 90% of the Fund’s net asset value per share of common stock at the close of trading on the NYSE on that day. Record Date stockholders who fully exercised their Rights in the Primary Subscription were eligible for an over-subscription privilege entitling those stockholders to subscribe for any additional shares of common stock not purchased pursuant to the Primary Subscription, subject to certain limitations, allotment and the right of the Board of Directors to have eliminated the over-subscription privilege. Holders of Rights acquired in the secondary market were not able to participate in the over-subscription privilege. The Rights offering resulted in the issuance of 6,001,836 shares of common stock. The gross proceeds from the Rights offering were $31,029,492. The Fund received the gross proceeds of the Rights offering less fees and expenses totaling $361,849. The shares of common stock subscribed were issued on May 13, 2022.
The Fund filed a registration statement with the Securities and Exchange Commission, effective December 9, 2022, authorizing the Fund to offer and sell shares of common stock having an aggregate offering price of up to $143,970,507. Under the equity shelf offering program, the Fund, subject to market conditions, may raise additional equity capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s then-current net asset value per common share. Costs incurred by the Fund in connection with the shelf offering are recorded as a prepaid expense. These costs are amortized on a pro-rata basis as shares are sold and are presented as a reduction to the net proceeds from
Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
sale of shares on the Statement of Changes in Net Assets. Any deferred charges remaining at the end of the life of the shelf offering period will be expensed.
For the six months ended October 31, 2024, the Fund incurred net offering costs of $270,526. For the year ended April 30, 2024, the Fund sold 23,611,515 shares of common stock and the proceeds from such sales were $102,068,931, net of offering costs and sales charges of $91,993 and $53,215, respectively.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended October 31, 2024. The following transactions were effected in such company for the six months ended October 31, 2024.

	Affiliate Value at April 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$5,390,472	$98,206,797	98,206,797	$101,890,511	101,890,511

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$77,546	—	$1,706,758
10. Deferred capital losses
As of April 30, 2024, the Fund had deferred capital losses of $281,141,097, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset High Income Fund II Inc. 2024 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)
Background
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Directors (the “Board”) of Western Asset High Income Fund II Inc. (the “Fund”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Directors”) voting separately, approve on an annual basis the continuation of the investment management agreement (the “Management Agreement”) between the Fund and the Fund’s manager, Franklin Templeton Fund Adviser, LLC (formerly, Legg Mason Partners Fund Advisor, LLC) (the “Manager”), and the sub-advisory agreements (individually, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) with the Manager’s affiliates, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore,” and together with Western Asset and Western Asset London, collectively, the “Sub-Advisers”), with respect to the Fund.
At an in-person meeting (the “Contract Renewal Meeting”) held on May 20-21, 2024, the Board, including the Independent Directors, considered and approved the continuation of each of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period. To assist in its consideration of the renewal of each of the Management Agreement and the Sub-Advisory Agreements, the Board received and considered extensive information (together with the information provided at the Contract Renewal Meeting, the “Contract Renewal Information”) about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and the other closed-end funds in the same complex under the Board’s purview (the “Franklin Templeton Closed-end Funds”), certain portions of which are discussed below.
A presentation made by the Manager and the Sub-Advisers to the Board at the Contract Renewal Meeting in connection with the Board’s evaluation of each of the Management Agreement and the Sub-Advisory Agreements encompassed the Fund and other Franklin Templeton Closed-end Funds. In addition to the Contract Renewal Information, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Sub-Advisers to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and experience gained as members of the Boards of the Fund and other Franklin Templeton Closed-end Funds with respect to the services provided to the Fund by the Manager and the Sub-Advisers. The information received and considered by the Board (including its various committees) in conjunction with both the Contract Renewal Meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during each of those years.
Western Asset High Income Fund II Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
At a meeting held on April 26, 2024, the Independent Directors, in preparation for the Contract Renewal Meeting, met in a private session with their independent legal counsel to review the Contract Renewal Information regarding the Franklin Templeton Closed-end Funds, including the Fund, received to date. No representatives of the Manager or the Sub-Advisers participated in this meeting. Following the April 26, 2024 meeting, the Independent Directors submitted certain questions and requests for additional information to Fund management. The Independent Directors also met in private sessions with their independent legal counsel to consider the Contract Renewal Information and Fund management’s responses to the Independent Directors’ questions and requests for additional information in advance of and during the Contract Renewal Meeting. The discussion below reflects all of these reviews.
The Manager provides the Fund with investment advisory and administrative services pursuant to the Management Agreement and the Sub-Advisers together provide the Fund with investment sub-advisory services pursuant to the Sub-Advisory Agreements. The discussion below covers both the advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment sub-advisory functions being rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board Approval of Management Agreement and Sub-Advisory Agreements
The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Directors received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Directors considered the Management Agreement and each Sub-Advisory Agreement separately during the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the continuation of the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Directors, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuation of the Management Agreement and the Sub-Advisory Agreements. Each Director may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreements.
After considering all relevant factors and information, the Board, exercising its reasonable business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreements were in the best interests of the Fund’s stockholders and approved the continuation of each such agreement for an additional one-year period.

Western Asset High Income Fund II Inc.

Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreements
The Board received and considered Contract Renewal Information regarding the nature, extent, and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services provided by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their respective compliance programs as well as the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Sub-Advisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks borne by the Manager, the Sub-Advisers and their respective affiliates on behalf of the Fund, including entrepreneurial, operational, reputational, litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.
The Board reviewed the qualifications, backgrounds, and responsibilities of the Manager’s senior personnel and the Sub-Advisers’ portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, including the Manager’s coordination and oversight of the services provided to the Fund by the Sub-Advisers and other fund service providers and Western Asset’s coordination and oversight of the services provided to the Fund by Western Asset London and Western Asset Singapore. The Management Agreement permits the Manager to delegate certain of its responsibilities, including its investment advisory duties thereunder, provided that the Manager, in each case, will supervise the activities of the delegee.
In reaching its determinations regarding continuation of the Management Agreement and the Sub-Advisory Agreements, the Board took into account that Fund stockholders, in pursuing their investment goals and objectives, may have purchased their shares of the
Western Asset High Income Fund II Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
Fund based upon the reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the resources available to the Manager and the Sub-Advisers.
The Board concluded that, overall, the nature, extent, and quality of the management and other services provided (and expected to be provided) to the Fund, under the Management Agreement and the Sub-Advisory Agreements were satisfactory.
Fund Performance
The Board received and considered information regarding Fund performance, including information and analyses (the “Broadridge Performance Information”) for the Fund, as well as for a group of comparable funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge Performance Information generally useful, they recognized its limitations, including that the data may vary depending on the end date selected, and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that Board members had received and discussed with the Manager and the Sub-Advisers information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in view of overall financial market conditions.
The Broadridge Performance Information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all leveraged closed-end high yield funds, regardless of asset size, showed, among other data, that based on net asset value per share, the Fund’s performance was below the median for the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The Board noted the explanations from the Manager and the Sub-Advisers regarding the Fund’s relative performance versus the Performance Universe for the various periods.
Based on the reviews and discussions of Fund performance and considering other relevant factors, including an agreement at the Contract Renewal Meeting by the Manager to implement a new voluntary fee waiver of 0.05% through May 31, 2025 (the “Fee Waiver”) and other factors noted above, the Board concluded, under the circumstances, that continuation of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period would be consistent with the interests of the Fund and its stockholders.

Western Asset High Income Fund II Inc.

Management and Sub-Advisory Fees and Expense Ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fee (the “Actual Management Fee”) payable by the Fund to the Manager under the Management Agreement and the sub-advisory fees (the “Sub-Advisory Fees”) payable by the Manager to the Sub-Advisers under the Sub-Advisory Agreements in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Sub-Advisory Fee payable to Western Asset under its Sub-Advisory Agreement with the Manager is paid by the Manager, not the Fund, and, accordingly, that the retention of Western Asset does not increase the fees or expenses otherwise incurred by the Fund’s stockholders. Similarly, the Board noted that the Sub-Advisory Fees payable to Western Asset London and Western Asset Singapore under their Sub-Advisory Agreements with Western Asset are paid by Western Asset, not the Fund, and, accordingly, that the retention of Western Asset London and Western Asset Singapore does not increase the fees or expenses otherwise incurred by the Fund’s stockholders.
In addition, the Board received and considered information and analyses prepared by Broadridge (the “Broadridge Expense Information”) comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in an expense group (the “Expense Group”), as well as a broader group of funds, each selected and provided by Broadridge. The comparison was based upon the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.
The Broadridge Expense Information showed that the Fund’s Contractual Management Fee was below the median. The Broadridge Expense Information also showed that the Fund’s Actual Management Fee was below the median based on both common share assets and leveraged assets. The Broadridge Expense Information also showed that the Fund’s actual total expenses were above the median based on both common share assets and leveraged assets. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered the Manager’s agreement to implement the Fee Waiver for a one-year period.
The Board also reviewed Contract Renewal Information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to
Western Asset High Income Fund II Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York Stock Exchange, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers. The Board considered the fee comparisons in view of the different services provided in managing these other types of clients and funds.
The Board considered the overall management fee, the fees of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees in each case in view of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the Sub-Advisory Fees were reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers to the Fund under the Management Agreement and the Sub-Advisory Agreements, respectively.
Manager Profitability
The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund for the Manager’s fiscal years ended September 30, 2023 and September 30, 2022. The Board also received profitability information with respect to the Franklin Templeton fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability to each of the Sub-Advisers was not considered to be a material factor in the Board’s considerations since the Sub-Advisory Fee is paid by the Manager in the case of Western Asset and by Western Asset in the case of Western Asset London and Western Asset Singapore, not the Fund, although the Board noted the affiliation of the Manager with the Sub-Advisers. The profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end fund it has limited ability to increase its assets. The Board determined that the management fee structure was appropriate under the circumstances. For similar reasons as stated above with respect to the Sub-Advisers’ profitability and the costs of the Sub-Advisers’ provision of services, the Board did not consider the potential for

Western Asset High Income Fund II Inc.

economies of scale in the Sub-Advisers’ management of the Fund to be a material factor in the Board’s consideration of the Sub-Advisory Agreements.
Other Benefits to the Manager and the Sub-Advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s stockholders. In view of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates, including the Sub-Advisers, were reasonable.
Western Asset High Income Fund II Inc.

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset High Income Fund II Inc. was held on October 18, 2024, for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of Directors
Nominees	FOR	WITHHELD	ABSTAIN
Paolo M. Cucchi	56,327,041	2,063,465	1,649,169
Nisha Kumar	56,632,209	2,036,088	1,371,378
At the Meeting, Ms. Kumar and Mr. Cucchi, were each duly elected by the shareholders to serve as Class II Directors of the Fund until the 2027 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At October 31, 2024, in addition to Ms. Kumar and Mr. Cucchi, the other Directors of the Fund were as follows:
Robert D. Agdern
Carol L. Colman
Daniel P. Cronin
Eileen A. Kamerick
Jane Trust
Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended April 30, 2025.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
57,872,773	991,395	1,175,507	N/A

Western Asset High Income Fund II Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such
Western Asset High Income Fund II Inc.

Dividend reinvestment plan (unaudited) (cont’d)
withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash  for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

Western Asset High Income Fund II Inc.

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Western Asset
High Income Fund II Inc.
Directors
Robert D. Agdern
Carol L. Colman
Daniel P. Cronin
Paolo M. Cucchi
Anthony Grillo*
Eileen A. Kamerick**
Chair
Nisha Kumar
Peter Mason*
Hillary A. Sale*
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset High Income Fund II Inc.
620 Eighth Avenue
47th Floor
New York, NY 10018
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
HIX
*
Effective November 15, 2024, Ms. Sale and Messrs. Grillo and Mason became Directors of the Fund.
**
Effective November 15, 2024, Ms. Kamerick became Chair of the Board.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•
Personal information included on applications or other forms;
•
Account balances, transactions, and mutual fund holdings and positions;
•
Bank account information, legal documents, and identity verification documentation; and
•
Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•
Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•
Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•
Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•
The Funds’ representatives such as legal counsel, accountants and auditors to enable the
Funds to conduct ordinary business, or to comply with obligations to government regulators;
•
Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset High Income Fund II Inc.
Western Asset High Income Fund II Inc.
620 Eighth Avenue
47th Floor
New York, NY 10018
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset High Income Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
WAS0022 12/24

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Fund II Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 23, 2024